SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 7,239	$ 6,135	$ 5,352
Investment and other revenue	283	295	167
Other revenue from tenants	806	$ 0	$ 0
Operating segments
Disclosure of operating segments [line items]
Revenue	7,239
Investment and other revenue	283
Hospitality Revenue	1,913
Other revenue from tenants	806
Operating lease income	4,237
Operating segments | Core Office
Disclosure of operating segments [line items]
Revenue	2,105
Investment and other revenue	126
Hospitality Revenue	17
Other revenue from tenants	358
Operating lease income	1,604
Operating segments | Core Retail
Disclosure of operating segments [line items]
Revenue	584
Investment and other revenue	73
Hospitality Revenue	0
Other revenue from tenants	111
Operating lease income	400
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenue	6
Investment and other revenue	6
Hospitality Revenue	0
Other revenue from tenants	0
Operating lease income	0
Operating segments | LP Investments
Disclosure of operating segments [line items]
Revenue	4,544
Investment and other revenue	78
Hospitality Revenue	1,896
Other revenue from tenants	337
Operating lease income	$ 2,233